Long-Term Debt (Details Narrative)																		2 Months Ended	3 Months Ended											4 Months Ended		6 Months Ended		12 Months Ended
	Apr. 19, 2023 USD ($)	Apr. 19, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 27, 2023	Dec. 19, 2022 USD ($)	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 19, 2022 USD ($) $ / shares shares	Sep. 15, 2022 $ / shares shares	Mar. 02, 2022 USD ($) $ / shares shares	Feb. 22, 2022 USD ($)	Jan. 31, 2022 shares	Jan. 24, 2022 shares	Jan. 11, 2022 shares	Oct. 13, 2021 USD ($) shares	Jun. 02, 2021 USD ($) $ / shares shares	Apr. 30, 2020	Apr. 13, 2023 USD ($)	Apr. 20, 2023 USD ($) shares	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 USD ($) shares	Apr. 13, 2023 USD ($)	Mar. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares		Oct. 13, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Apr. 20, 2023 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares		Jun. 30, 2021 USD ($) $ / shares shares	Mar. 09, 2023 $ / shares	Mar. 07, 2023 $ / shares	Feb. 21, 2023 USD ($)	Feb. 17, 2023 USD ($)	Feb. 16, 2023 USD ($)	Jan. 26, 2023 shares	Dec. 31, 2022 GBP (£) shares	Jun. 30, 2022 GBP (£) shares	Apr. 01, 2022 $ / shares shares	Mar. 31, 2022 $ / shares	Mar. 30, 2022 USD ($)	Jul. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 GBP (£) shares	Jun. 03, 2016
Debt Instrument [Line Items]
Accrued interest																								$ 971,374		$ 2,412,716						$ 2,029,782	$ 4,757,912		$ 6,423,039		$ 698,973
Proceeds from Convertible Debt																																2,000,000
Warrants and rights outstanding										$ 150,000
Long-Term Debt, Gross																								32,297,185								$ 32,297,185		$ 32,297,185	$ 35,139,538		$ 6,747,021
Debt instrument, redemption description																																The Company is currently in default and the Holder has not yet elected to alternatively convert.
Debt instrument interest rate																																																			8.00%
Repayments of Senior Debt																																$ 2,778,427
Common Stock, Shares, Issued | shares																																			409,229		218,961								409,229
Cash liability																																			$ 9,399,620
Derivative cash liability																																933,000,000			180,000,000
Derivative Liability, Current																								$ 799,954	$ 9,124,756							$ 799,954		$ 799,954	$ 9,399,620
Share Price | $ / shares																										$ 728					$ 728		$ 728		$ 218.32
Stock Issued During Period, Value, Conversion of Convertible Securities																										$ 8,243,454									$ 10,652,648
Warrants exercise price | $ / shares										$ 100.00														$ 25.00								$ 25.00		$ 25.00
Gain (Loss) on Extinguishment of Debt																										(28,478,804)							$ (28,478,804)		(28,478,804)
Repayments of Convertible Debt																																2,778,427
Loss on conversion of senior convertible note																										5,999,662							5,999,662		$ 5,999,662
Loss on conversion of note																										(5,999,662)							(5,999,662)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares																								178,500	336,000										172,500
Change in fair market value of warrant liability																								$ (2,571,732)		$ (8,651,922)						$ (5,022,288)	$ (20,460,522)		$ (31,468,270)		1,549,924
March 2022 Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																																			$ 35,000,000
Share Price | $ / shares										$ 100.00
Number of shares sold | shares										150,000																									150,000
Class of warrant or right number of securities called by warrants or rights | shares										150,000														172,500								172,500		172,500										172,500
Warrants exercise price | $ / shares										$ 100.00																									$ 100.00
Price per share | $ / shares										$ 100.00																									$ 100.00
Change in fair market value of warrant liability																																			$ 3,449,925
March 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding										$ 9,553,500														$ 172,500								$ 172,500		$ 172,500	2,070,000
Number of shares sold | shares										150,000
Class of warrant or right number of securities called by warrants or rights | shares										150,000																																				22,500
Warrants exercise price | $ / shares										$ 100.00																																				$ 100.00
Class of warrants description										The March 2022 Warrants are callable by the Company should the volume weighted average share price of the Company exceed $300.00 for each of 20 consecutive trading days following the date such warrants become eligible for exercise. The March 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Change in fair market value of warrant liability																																			$ 8,091,000
Price per share | $ / shares										$ 100.00
Change in fair market value of warrant liability																								$ 1,035,000								$ 1,897,500
March 2022 Warrants [Member] | Revision of Prior Period, Adjustment [Member]
Debt Instrument [Line Items]
Class of warrant or right number of securities called by warrants or rights | shares										150,000
Warrants exercise price | $ / shares										$ 100.00
April Two Thousand Twenty Two Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding										$ 607,500
September 2022 Offering [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																20,500
Number of shares sold | shares							300,000																									300,000
Class of warrant or right number of securities called by warrants or rights | shares							300,000	300,000																336,000								336,000		336,000										336,000
Warrants exercise price | $ / shares							$ 25.00	$ 25.00																$ 25.00								$ 25.00		$ 25.00
Price per share | $ / shares							$ 25.00	$ 25.00																$ 25.00								$ 25.00		$ 25.00
September 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding							$ 5,286,288	$ 5,286,288																$ 2,267,453								$ 2,267,453		$ 2,267,453
Class of warrants description							The September 2022 Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.
Change in fair market value of warrant liability																								$ 1,536,732								$ 3,018,834
September 2022 Warrants [Member] | Revision of Prior Period, Adjustment [Member]
Debt Instrument [Line Items]
Number of shares sold | shares							300,000
Class of warrant or right number of securities called by warrants or rights | shares							300,000	300,000
Warrants exercise price | $ / shares							$ 25.00	$ 25.00
Price per share | $ / shares							$ 25.00	$ 25.00
Over-Allotment Option [Member]
Debt Instrument [Line Items]
Class of warrant or right number of securities called by warrants or rights | shares																																														22,500
Warrants exercise price | $ / shares										$ 1.00														$ 100.00								$ 100.00		$ 100.00												$ 100.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares							36,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 35,000,000																															$ 2,950,010
Warrants and rights outstanding																								$ 178,500								$ 178,500		$ 178,500
Debt Instrument, Periodic Payment											2,778,427
Common Stock, Shares, Issued | shares																																											100
Share Price | $ / shares																																						$ 1.00	$ 1.00
Debt interest and prepaid				$ 1,073,343
Subsequent Event [Member] | September 2022 Offering [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares									20,500
Subsequent Event [Member] | September 2022 Warrants [Member]
Debt Instrument [Line Items]
Share Price | $ / shares									$ 25.00
Number of shares sold | shares									300,000
Warrants exercise price | $ / shares									$ 25.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Debt Instrument [Line Items]
Warrants exercise price | $ / shares									$ 25.00
Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																																			10.00%										10.00%
Series C Convertible Perpetual Preferred Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities																																			$ 15,230,024
Debt conversion description																																		The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean with respect to any Alternate Conversion that price which shall be the lowest of (i) the applicable Conversion Price as in effect on the applicable Conversion Date of the applicable Alternate Conversion, and (ii) the greater of (x) the Floor Price and (y) 90% of the lowest VWAP of the Common Stock during the ten (10) consecutive Trading Day period ending and including the Trading Day of the applicable Conversion Notice (such period, the “Alternate Conversion Measuring Period”). All such determinations to be appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such Alternate Conversion Measuring Period. “Floor Price” shall mean $0.44
Series C Convertible Perpetual Preferred Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 15,230,024		$ 15,230,024
Debt conversion description	The Series C Certificate of Designations contemplates that the Series C Convertible Preferred Stock will be convertible into common stock (the “Conversion Shares”) at the option of the holder of Series C Convertible Preferred Stock at any time from time to time after the date of issuance thereof. The number of Conversion Shares issuable upon conversion of any share of Series C Convertible Preferred Stock shall be determined by dividing (x) the Conversion Amount (as defined below) of a share of Series C Convertible Preferred Stock by (y) the lower of (i) the Conversion Price (as defined below); and (ii) the Alternate Conversion Price (as defined below), subject to the Floor Price (as defined below). “Conversion Amount” shall mean, with respect to each share of Series C Convertible Preferred Stock, the sum of (A) $1,000 (such amount, subject to adjustment, the “Stated Value”) and (B) all declared and unpaid dividends with respect to such Stated Value and any other amounts owed under the Series C Certificate of Designations. “Conversion Price” shall mean 105% of the share price at which the common stock is offered in the Company’s next capital raise. “Alternate Conversion Price” shall mean w	Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of this public offering. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company	Prior to the conversion into the new Series C Convertible Preferred Stock, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder to redeem the $679,976 and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 due immediately after the closing of the Company’s next capital raise. Any remaining funds from the Sale of the Bethard Business that were on deposit have been released to the Company
Senior Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt conversion description		On April 19, 2023, the Company redeemed $679,976 of the $15,910,000 previously outstanding on the Senior Convertible Note following the Exchanges and the impact of the Amendment and conversions, using funds from the Sale of the Bethard Business deposited in a bank account in favor of the Holder. On April 19, 2023, using these funds, the Company paid $750,000 to the Holder, to redeem the $679,976, and settle the related redemption premium of $51,450 and accrued interest of $168,574, with the additional $150,000 owed being paid after the closing of its next capital raise.
Holder [Member]
Debt Instrument [Line Items]
Derivative Liability, Current																								799,954								799,954		$ 799,954	9,399,620
Senior Convertible Note [Member]
Debt Instrument [Line Items]
Accrued interest																								322,216								675,672
Debt instrument, face amount																$ 35,000,000								$ 1,500,000								$ 1,500,000		$ 1,500,000
Proceeds from Convertible Debt																32,515,000
Debt Issuance Costs, Net																2,485,000
Warrants and rights outstanding																$ 26,680,000
Debt instrument conversion price | $ / shares																$ 1,750.00								$ 1,750.00		$ 484					$ 484	$ 1,750.00	$ 484	$ 1,750.00
Debt interest description															In addition, the Company requested and received an amendment to the Old Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021.
Debt redemption price percentage																																106.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																The Holder will not have the right to convert any portion of a Senior Convertible Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase.
Debt instrument, redemption description																																The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the Senior Convertible Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note.
Conversion floor price | $ / shares																								$ 218.32								$ 218.32		$ 218.32
Debt conversion price																																	$ 8,243,454
Debt Conversion, Converted Instrument, Shares Issued | shares																																	17,018
Debt instrument interest rate																								8.00%								8.00%		8.00%										8.00%
Derivative cash liability																																$ 933,000,000			933,000,000
Derivative Liability, Current																								$ 15,230,024								15,230,024		$ 15,230,024
Stock Issued During Period, Value, Conversion of Convertible Securities																																			10,652,648
Debt Instrument, Periodic Payment, Interest						$ 1,073,343
Derivative liability																								15,230,024								$ 15,230,024		15,230,024
Increase in interest rate																																12.00%
Accounts payable and accrued expenses																								1,025,672								$ 1,025,672		1,025,672
Debt instrument redemption outstanding description																																the outstanding principal of the Senior Convertible to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, or an amount equal to market value of the shares of the Company’s Common Stock underlying the Senior Convertible Note, as determined in accordance with the Senior Convertible Note, if greater.
[custom:ConvertibleNotePayables-0]																								799,954								$ 799,954		799,954
Senior Convertible Note [Member] | September 2022 Offering [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																								$ 32,221,573								$ 32,221,573		$ 32,221,573
Repayments of Convertible Debt								$ 2,778,427
Senior Convertible Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Conversion of Stock, Amount Issued																		$ 19,261,583					$ 19,261,583							$ 19,261,583
Common Stock, Shares, Issued | shares																			2,242,143	2,242,143	2,242,143		2,242,143							2,242,143
Senior Convertible Note [Member] | Series A Cumulative Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument interest rate																								10.00%								10.00%		10.00%										10.00%
Senior Convertible Note [Member] | Holder [Member]
Debt Instrument [Line Items]
Accrued interest																										$ 16,986							$ 16,986
Debt conversion price																																			$ 7,500,000
Debt Conversion, Converted Instrument, Shares Issued | shares																																			25,145
Accrued interest																										6,949							6,949
Loss on conversion of senior convertible note																															$ 5,722,915		5,722,915
Debt discount																										4,515,273					4,515,273		4,515,273
Amortization of the debt discount																										288,300					$ 288,300		288,300
Incremental premium																																	919,342
Change in fair value of conversion option																										1,482,621							1,482,621
Loss on conversion of note																										276,747							276,747
Senior Convertible Note [Member] | Holder [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares														8,126
Senior Convertible Note [Member] | Holder [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares													8,126
Senior Convertible Note [Member] | Holder [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares												8,126
Senior Convertible Note [Member] | Holder [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt conversion price																																$ 1,734,000
Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																147,589			160,315
Debt conversion price															$ 7,500,000
New Note Agreement [Member]
Debt Instrument [Line Items]
Conversion floor price | $ / shares																																															$ 218.32
New Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																			160,315
Exchange Agreement [Member] | Old Senior Convertible Note [Member]
Debt Instrument [Line Items]
Accrued interest																																			$ 350,000
Long-Term Debt, Gross											29,150,001
Debt Instrument, Periodic Payment											35,000,000
Loss on extingusihment of senior convertible note																										$ 5,849,999									22,628,805
Exchange Agreement [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											35,000,000
Long-Term Debt, Gross											$ 29,150,001													$ 32,221,573								$ 32,221,573		$ 32,221,573														$ 29,150,001
Increasing in debt																																	5,849,999
Gain (Loss) on Extinguishment of Debt																																	22,628,805
Waiver Agreement [Member] | Senior Convertible Note Holder [Member]
Debt Instrument [Line Items]
Converted accrued liabilities																																			180,000,000
Derivative cash liability																																		933,000,000
Waiver Agreement [Member] | Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																							$ 15,230,024
Long-Term Debt, Gross	$ 15,230,024	$ 15,230,024
Debt conversion price	15,230,024
Reduction in conversion of debt																						$ 19,261,583	19,261,583							$ 19,261,583
Increasing in debt																		2,950,010					$ 2,950,010							2,950,010
Debt principle amount																		450,010	$ 450,010			450,010								450,010											$ 450,010
Converted accrued liabilities																		2,500,000	2,500,000			$ 2,500,000								2,500,000											2,500,000
Senior convertible note																			15,910,000											15,910,000										$ 15,910,000	$ 15,910,000
Debt Instrument, Repurchase Amount	679,976	$ 679,976
Preferred Stock Exchange Agreement [Member] | Senior Convertible Note Holder [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Reduction in conversion of debt																		$ 15
New Note Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																147,589
Series A Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding																								16,486								$ 16,486		16,486	$ 117,340		13,600,000
Class of warrant or right number of securities called by warrants or rights | shares																20,000																			20,000										20,000
Warrants exercise price | $ / shares																$ 1,750.00																			$ 1,750.00
Series A Warrants [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																20,000
Series B Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding																								291								$ 291		291	$ 5,390		$ 9,900,000
Class of warrant or right number of securities called by warrants or rights | shares																20,000																			20,000										20,000
Warrants exercise price | $ / shares																$ 1,750.00																			$ 1,750.00
Series B Warrants [Member] | Senior Convertible Note [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																20,000
Common Stock [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																										3,758	[1]								11,658	[2]
Stock Issued During Period, Value, Conversion of Convertible Securities																										$ 17									$ 25
Common Stock [Member] | Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares															2,000
Warrant [Member]
Debt Instrument [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted | shares																																			172,500		56,037
Warrant [Member] | March 2022 Offering [Member]
Debt Instrument [Line Items]
Number of shares sold | shares										22,500
Warrant [Member] | March 2022 Warrants [Member]
Debt Instrument [Line Items]
Warrants exercise price | $ / shares										$ 100.00
Class of warrants description										The March 2022 Warrants and April 2022 Overallotment Warrants are callable by the Company should the volume weighted average share price of the Company exceed
Warrant [Member] | September 2022 Offering [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																																20,500
Share Price | $ / shares							$ 1.00	$ 1.00
Series A and B Warrants [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding																								16,777								$ 16,777		$ 16,777	$ 122,730		$ 23,500,000
Class of warrants description																The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed $3,250.00 for each of 30 consecutive trading days following the date such warrants become eligible for exercise. The Series A Warrants and Series B Warrants also contain a beneficial ownership limitation of 4.99% which may be increased up to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase																			The Series A Warrants and Series B Warrants are callable by the Company should the volume weighted average share price of the Company exceed
Change in fair market value of warrant liability																																			$ 23,377,270		$ 1,549,924
Change in fair market value of warrant liability																								$ 105,953		8,651,922						$ 105,953	20,460,522
Old Senior Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																$ 35,000,000																			$ 1,500,000
Proceeds from Convertible Debt																32,515,000
Debt Issuance Costs, Net																$ 2,485,000
Debt Instrument, Maturity Date																Jun. 02, 2023
Repayments of Debt																$ 37,100,000
Warrants and rights outstanding																$ 26,680,000
Debt instrument conversion price | $ / shares																$ 1,750.00
Debt instrument interest rate																																			10.00%										10.00%
Old Senior Convertible Note [Member] | Series A Warrants [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																20,000
Old Senior Convertible Note [Member] | Series B Warrants [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																20,000
Senior Convertible Note [Member]
Debt Instrument [Line Items]
Accrued interest																																			$ 2,262,112
Debt instrument conversion price | $ / shares																																			$ 218.32
Debt interest description																												In addition, the Company requested and received an amendment to the Senior Convertible Note wherein the permitted ratio of outstanding debt to market capitalization was increased temporarily from 25% to 35% through December 25, 2021							interest rate on the Old Senior Convertible Note from June 2, 2022 through February 22, 2022, was 8.0% per annum, and remained unchanged in the New Note. From and after the occurrence and during the continuance of any Event of Default (as defined in the New Note), the interest rate shall automatically be increased to 12.0% per annum. As further described below, the Company was not in compliance with certain debt covenants under the Old Senior Convertible Note and New Note, but received a waiver from compliance through March 30, 2022. The Company was subject to begin accruing interest expense at a rate
Interest expense percentage																																			12.00%
Debt instrument interest rate effective percentage																																			100.00%										100.00%
Debt redemption price percentage																																			100.00%
Debt Instrument, Convertible, Terms of Conversion Feature																																			The Holder will not have the right to convert any portion of a New Note, to the extent that, after giving effect to such conversion, the Holder (together with certain related parties) would beneficially own in excess of 4.99% of the shares of the Company’s Common Stock outstanding immediately after giving effect to such conversion. The Holder may from time to time increase this limit to 9.99%, provided that any such increase will not be effective until the 61st day after delivery of a notice to the Company of such increase
Debt instrument, redemption description																																			The redemption price per share will equal the greatest of (i) 115% of the outstanding principal of the New Note to be redeemed, and accrued and unpaid interest and unpaid late charges thereon, (ii) 115% of the market value of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note, and (iii) 115% of the aggregate cash consideration that would have been payable in respect of the shares of the Company’s Common Stock underlying the New Note, as determined in accordance with the New Note
Conversion floor price | $ / shares																																			$ 218.32
Debt premium payable percentage																																			15.00%
Loss on conversion of debt																																			$ 5,999,662
Accelerated amortization of debt discount																																			4,515,273
Debt Instrument, Periodic Payment, Principal																																			288,300
Incremental premium due on conversion																																			1,196,089
Gain (Loss) on Extinguishment of Debt																																			22,628,805
Senior Convertible Note [Member] | Note Holder [Member]
Debt Instrument [Line Items]
Debt conversion price																																			$ 7,500,000
Debt Conversion, Converted Instrument, Shares Issued | shares																																			25,145
Senior Convertible Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt conversion price																												$ 7,500,000
Senior Convertible Note [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Debt instrument interest rate effective percentage																								100.00%								100.00%		100.00%										100.00%
Senior Convertible Note [Member] | Common Stock [Member] | Maximum [Member]
Debt Instrument [Line Items]
Issuance of common stock under the ATM, net of issuance costs, shares | shares																												2,000
Senior Convertible Note Holder [Member]
Debt Instrument [Line Items]
Debt instrument conversion price | $ / shares																																			$ 1,750.00
Senior Notes [Member]
Debt Instrument [Line Items]
Derivative liability			$ 799,954																																$ 9,399,620
Senior Notes [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			679,976	$ 679,976	$ 679,976			$ 32,221,573						679,976		$ 32,221,573		$ 32,221,573
Warrants and rights outstanding																			15,910,000											15,910,000
Debt conversion price	$ 15,230,024
Debt principle amount																			19,261,583	19,261,583	19,261,583									19,261,583
Debt conversion price percentage					90.00%
Debt interest and prepaid																			$ 2,950,010		$ 2,950,010
Debt instrument, fee																			450,010		450,010
Accrued interest																			$ 2,500,000	2,500,000	$ 2,500,000
Derivative liability			$ 799,954
Senior Notes [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																			$ 16,311,573	$ 16,311,573	$ 16,311,573									$ 16,311,573
Senior Notes [Member] | Common Stock [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt aggregate shares of common stock | shares																			2,242,143		2,242,143
Argyll Entertainment [Member]
Debt Instrument [Line Items]
Class of warrant or right number of securities called by warrants or rights | shares																																					10,000												10,000	10,000
Warrants exercise price | $ / shares																																					$ 800.00												$ 800.00
Change in fair market value of warrant liability																													$ 3,387,218								$ 5,488,171
Term Loan Facility [Member] | Argyll Entertainment [Member]
Debt Instrument [Line Items]
Notes Payable																																																	$ 327,390	£ 250,000
Debt Instrument, Term																	3 years
Credit facility interest rate																	3.49%
Debt description																																The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023.			The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023
Notes payable to bank																								75,612								$ 75,612		$ 75,612	$ 139,538									£ 62,500	£ 114,583				$ 327,390	£ 250,000
Accrued interest																								$ 641		$ 2,214						$ 1,603	$ 4,797		$ 9,076		$ 962

[1]	Retrospectively restated for effect of stock split.
[2]	Retrospectively restated for effect of stock split.